RECENT DEVELOPMENTS	6 Months Ended
Jun. 30, 2019
RECENT DEVELOPMENTS [Abstract]
RECENT DEVELOPMENTS
NOTE 3   -             RECENT DEVELOPMENTS

A.	TPSCo new agreements

In March 2019, the Company, Panasonic Semiconductor Solutions (“PSCS”) and TPSCo signed three-year agreements, extending its previous agreements with Panasonic Semiconductor Solutions (PSCS) effective as of April 1, 2019. Under the agreements, among others, PSCS will continue to utilize TPSCo’s three manufacturing facilities in Japan for its semiconductor business. TPSCo’s wafer loading level from PSCS are expected to remain similar, with a new pricing structure, resulting in revenue reductions of approximately $20,000 per quarter.

B.	Equity Grants to CEO and Directors

In June 25, 2019, the Company's shareholders approved the grant of the following Restricted Stock Units (“RSUs”) to the Company's CEO and members of the Board of Directors under the Company’s 2013 Share Incentive Plan: (i) 128,797 time vested RSUs and 128,798 performance based RSUs to the CEO, which RSUs will vest linearly over a three-year period, 33% at the end of each year of the 3 years following the grant date for a compensation value of $3,900; in this regard, the Company has adopted stock ownership guidelines whereby the CEO will be required to own a minimum value that equals at least 3 times of his annual base salary in ordinary shares of the Company and the CEO has 5 years from May 2019 to accumulate said minimum, during which  the CEO must retain at least 20% of the vested time-based RSUs that are granted to him from May 2019 and such RSUs that may be granted to him in the future until the guideline is met; (ii) 19,815 time vested RSUs to the chairman of the Board of Directors (“the Chairman”) for a total compensation value of $300, to vest linearly over a three-year period, 33% at the end of each year of the 3 years following the grant date; and (iii) 4,953 time vested RSUs to each of the 8 members of the Board of Directors (other than the Chairman and the CEO), for an aggregate compensation value of $600, with 50% vesting on the first anniversary from the date of grant and 50% on the second anniversary of the date of grant.